UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Elkhorn ETF Trust

(Exact name of registrant as specified in charter)

207 Reber Street, Suite 201
Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Benjamin T. Fulton

Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187

(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

# DWAC
Elkhorn Commodity Rotation Strategy ETF

# RCOM
Elkhorn Fundamental Commodity Strategy ETF

# EPRF
Elkhorn S&P High Quality Preferred ETF

## Semi-Annual Report
ELKHORN ETF TRUST
09/30/2017

TABLE OF CONTENTS

Shareholder Expense Example	1
Sector Allocations	2
Schedules of Investments	3
Elkhorn Commodity Rotation Strategy ETF	3
Elkhorn Fundamental Commodity Strategy ETF	5
Elkhorn S&P High Quality Preferred ETF	7
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	16
Supplemental Information	22

Shareholder Expense Example
September 30, 2017 (unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 through September 30, 2017).

ACTUAL EXPENSES

The first line under the fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the fund in the table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the fund in the table is useful in comparing ongoing fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Annualized Expense Ratio for the Period	Expenses Paid During Period 4/1/2017 – 9/30/2017[1]
Elkhorn Commodity Rotation Strategy ETF
Actual	$ 1,000.00	$ 958.50	0.99%	$ 4.86
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.10	0.99%	$ 5.01
Elkhorn Fundamental Commodity Strategy ETF
Actual	$ 1,000.00	$ 1,027.50	0.75%	$ 3.81
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.31	0.75%	$ 3.80
Elkhorn S&P High Quality Preferred ETF
Actual	$ 1,000.00	$ 1031.00	0.47%	$ 2.39
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.71	0.47%	$ 2.38

[1]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by183/365 (to reflect the one-half year period).

Sector Allocations
September 30, 2017 (unaudited)

Elkhorn Commodity Rotation Strategy ETF
Sector	% of Total Investments
Government	100.0%
Total Investments	100.0%

Elkhorn Commodity Rotation Strategy ETF
Commodity Sector	% of Value at Sept. 30, 2017
Base Metals	63.0%
Energy	20.2
Precious Metals	16.8
Total Investments	100.0%

Elkhorn Fundamental Commodity Strategy ETF
Sector	% of Total Investments
Government	100.0%
Total Investments	100.0%

Elkhorn Fundamental Commodity Strategy ETF
Commodity Sector	% of Value at Sept. 30, 2017
Agriculture	21.1%
Base Metals	29.7
Energy	38.9
Precious Metals	10.3
Total Investments	100.0%

Elkhorn S&P High Quality Preferred ETF
Sector	% of Total Investments*
Consumer Discretionary	2.2%
Financials	60.1
Health Care	2.2
Industrials	6.6
Real Estate	17.9
Telecommunication Services	2.2
Utilities	8.8
Total Investments	100.0%

*	Excluding Money Market Fund

Elkhorn Commodity Rotation Strategy ETF
Consolidated Schedule of Investments
September 30, 2017 (unaudited)

Investments	Principal	Value
TREASURY BILLS—80.7%(a)
U.S. Treasury Bill, 0.81%, 10/19/2017	$300,000	$299,871
U.S. Treasury Bill, 0.89%, 11/02/2017	300,000	299,753
U.S. Treasury Bill, 0.95%, 11/30/2017	400,000	399,355
U.S. Treasury Bill, 1.09%, 12/21/2017	900,000	898,025

Total Investments—80.7%
(Cost $1,896,858)		1,897,004

Other Assets in Excess of Liabilities—19.3%		453,480
Net Assets—100.0%		$2,350,484

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Futures contracts outstanding as of September 30, 2017:
Description	Expiration Date	Contract Type	Number of Contracts	Contract’s Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
Gasoline RBOB Future	10/31/2017	Long	7	$467,754	$(323)	$—	$(323)
Gold 100 OZ Future	04/26/2018	Long	3	387,870	(19,830)	—	(19,830)
LME Copper Future	12/17/2018	Long	16	2,629,200	308,594	308,594	—
LME Copper Future	12/17/2018	Short	13	(2,136,225)	(204,844)	—	(204,844)
LME PRI Alum Future	12/18/2017	Long	26	1,364,675	134,738	134,738	—
LME PRI Alum Future	12/18/2017	Short	26	(1,364,675)	(100,763)	—	(100,763)
LME PRI Alum Future	01/15/2018	Long	10	526,625	41,375	41,375	—
LME PRI Alum Future	01/15/2018	Short	10	(526,625)	(48,838)	—	(48,838)
LME PRI Alum Future	12/17/2018	Long	10	537,875	54,338	54,338	—
LME PRI Alum Future	12/17/2018	Short	10	(537,875)	(21,863)	—	(21,863)
LME PRI Alum Future	12/16/2019	Long	9	491,963	17,763	17,763	—
LME Zinc Future	12/18/2017	Long	15	1,187,250	187,500	187,500	—
LME Zinc Future	12/18/2017	Short	15	(1,187,250)	(100,788)	—	(100,788)
LME Zinc Future	03/19/2018	Long	6	472,575	18,725	18,725	—
						$763,033	$(497,249)
Total unrealized appreciation (depreciation)	$265,784

Cash posted as collateral to broker for futures contracts was $137,805 at September 30, 2017.

The accompanying notes are an integral part of these financial statements.

Elkhorn Commodity Rotation Strategy ETF
Consolidated Schedule of Investments, continued
September 30, 2017 (unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Treasury Bills	$1,897,004	$—	$—	$1,897,004
Other Investments
Futures	763,033	—	—	763,033
Total Investments	$2,660,037	$—	$—	$2,660,037
Liability Valuation Inputs
Other Investments
Futures	$497,249	$—	$—	$497,249
Total Other Investments	$497,249	$—	$—	$497,249

For the period ended September 30, 2017, there were no transfers between any levels. As of September 30, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn Fundamental Commodity Strategy ETF
Consolidated Schedule of Investments
September 30, 2017 (unaudited)

Investments	Principal	Value
TREASURY BILLS—73.6%(a)
U.S. Treasury Bill, 0.81%, 10/19/2017	$500,000	$499,784
U.S. Treasury Bill, 0.91%, 11/09/2017	900,000	899,093
U.S. Treasury Bill, 1.09%, 12/21/2017	900,000	898,025
U.S. Treasury Bill, 1.10%, 01/18/2018	2,000,000	1,993,970
U.S. Treasury Bill, 1.13%, 02/01/2018	400,000	398,563
U.S. Treasury Bill, 1.15%, 02/08/2018	1,000,000	996,148
U.S. Treasury Bill, 1.10%, 02/22/2018	1,000,000	995,671

Total Investments—73.6%
(Cost $6,680,324)		6,681,254

Other Assets in Excess of Liabilities—26.4%		2,394,472
Net Assets—100.0%		$9,075,726

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Futures contracts outstanding as of September 30, 2017:
Description	Expiration Date	Contract Type	Number of Contracts	Contract’s Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
Brent Crude Future	10/31/2017	Long	21	$1,192,590	$66,620	$66,620	$—
Cattle Feeder Future	01/25/2018	Long	1	75,762	3,725	3,725	—
Cocoa Future	05/15/2018	Long	1	20,420	(300)	—	(300)
Coffee 'C' Future	12/18/2018	Long	1	53,175	(5,475)	—	(5,475)
Corn Future	12/14/2018	Long	23	459,425	(10,200)	—	(10,200)
Cotton No.2 Future	12/06/2017	Long	3	102,675	(3,076)	—	(3,076)
Gasoline RBOB Future	10/31/2017	Long	6	400,932	504	504	—
Gold 100 Oz Future	06/27/2018	Long	6	778,080	14,100	14,100	—
KC HRW Wheat Future	03/14/2018	Long	2	46,025	(2,225)	—	(2,225)
Lean Hogs Future	12/14/2017	Long	2	47,960	1,330	1,330	—
Live Cattle Future	06/29/2018	Long	4	180,880	5,940	5,940	—
LME Copper Future	12/18/2017	Long	10	1,619,813	411,001	411,001	—
LME Copper Future	12/18/2017	Short	10	(1,619,813)	(374,581)	—	(374,581)
LME Copper Future	12/17/2018	Long	21	3,450,825	533,463	533,463	—
LME Copper Future	12/17/2018	Short	12	(1,971,900)	(172,181)	—	(172,181)
LME Lead Future	12/18/2017	Long	7	435,750	59,994	59,994	—
LME Lead Future	12/18/2017	Short	7	(435,750)	(52,831)	—	(52,831)
LME Lead Future	03/19/2018	Long	3	186,750	28,437	28,437	—
LME Lead Future	03/19/2018	Short	3	(186,750)	(8,425)	—	(8,425)
LME Lead Future	12/17/2018	Long	2	125,137	5,713	5,713	—
LME Nickel Future	10/16/2017	Long	3	187,749	23,253	23,253	—
LME Nickel Future	10/16/2017	Short	3	(187,749)	(1,962)	—	(1,962)
LME Nickel Future	03/19/2018	Long	2	126,768	2,088	2,088	—
LME Nickel Future	03/19/2018	Short	2	(126,768)	19,500	19,500	—
LME Nickel Future	09/17/2018	Long	3	192,528	(29,412)	—	(29,412)
LME Nickel Future	12/17/2018	Long	6	387,324	3,086	3,086	—
LME Nickel Future	12/17/2018	Short	6	(387,324)	(30,597)	—	(30,597)
LME PRI Alum Future	12/18/2017	Long	14	734,825	61,094	61,094	—

The accompanying notes are an integral part of these financial statements.

Elkhorn Fundamental Commodity Strategy ETF
Consolidated Schedule of Investments, continued
September 30, 2017 (unaudited)

Description	Expiration Date	Contract Type	Number of Contracts	Contract’s Current Notional Amount	Contract Value	Unrealized Appreciation	Unrealized (Depreciation)
LME PRI Alum Future	12/18/2017	Short	14	$(734,825)	$(58,281)	$—	$(58,281)
LME PRI Alum Future	01/15/2018	Long	22	1,158,575	118,600	118,600	—
LME PRI Alum Future	01/15/2018	Short	22	(1,158,575)	(103,156)	—	(103,156)
LME PRI Alum Future	12/17/2018	Long	16	860,600	61,612	61,612	—
LME PRI Alum Future	12/17/2018	Short	6	(322,725)	(23,975)	—	(23,975)
LME Zinc Future	12/18/2017	Long	9	712,350	156,775	156,775	—
LME Zinc Future	12/18/2017	Short	9	(712,350)	(89,181)	—	(89,181)
LME Zinc Future	12/17/2018	Long	11	840,950	112,119	112,119	—
LME Zinc Future	12/17/2018	Short	6	(458,700)	(49,713)	—	(49,713)
Low Su Gasoil G Future	11/10/2017	Long	9	488,025	55,625	55,625	—
Natural Gas Future	03/27/2018	Long	12	352,680	9,340	9,340	—
NY Harb USLD Future	10/31/2017	Long	6	456,120	15,200	15,200	—
Silver Future	12/27/2017	Long	2	166,760	(7,515)	—	(7,515)
Soybean Future	11/14/2017	Long	15	726,188	5,932	5,932	—
Sugar #11 (World) Future	06/29/2018	Long	3	48,350	(2,554)	—	(2,554)
Wheat Future	07/13/2018	Long	7	171,763	(18,263)	—	(18,263)
WTI Crude Future	08/21/2018	Long	13	672,490	54,770	54,770	—
						$1,829,821	$(1,043,903)
Total unrealized appreciation (depreciation)	$785,918

Cash posted as collateral to broker for futures contracts was $1,237,084 at September 30, 2017.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Treasury Bills	$6,681,254	$—	$—	$6,681,254
Other Investments
Futures	1,829,821	—	—	1,829,821
Total Investments	$8,511,075	$—	$—	$8,511,075
Liability Valuation Inputs
Other Investments
Futures	$1,043,903	$—	$—	$1,043,903
Total Other Investments	$1,043,903	$—	$—	$1,043,903

For the period ended September 30, 2017, there were no transfers between any levels. As of September 30, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P High Quality Preferred ETF
Schedule of Investments
September 30, 2017 (unaudited)

Investments	Shares	Value
PREFERRED STOCKS—101.9%
Banks—15.7%
BB&T Corp., 5.63%	3,502	$93,328
BB&T Corp., 5.85%	3,663	92,930
BB&T Corp., Series E, 5.63%	3,670	92,851
BB&T Corp., Series F, 5.20%	3,702	93,624
BB&T Corp., Series G, 5.20%	3,683	93,769
First Republic Bank, Series H, 5.13%	18,716	468,836
HSBC Holdings PLC (United Kingdom), 8.13%	5,746	156,751
HSBC Holdings PLC (United Kingdom), Series 2, 8.00%	5,808	156,700
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	5,878	155,120
JPMorgan Chase & Co., Series AA, 6.10%	2,473	66,672
JPMorgan Chase & Co., Series BB, 6.15%	2,441	66,127
JPMorgan Chase & Co., Series O, 5.50%	2,626	66,517
JPMorgan Chase & Co., Series P, 5.45%	2,585	65,917
JPMorgan Chase & Co., Series T, 6.70%	2,475	66,578
JPMorgan Chase & Co., Series W, 6.30%	2,475	66,132
JPMorgan Chase & Co., Series Y, 6.13%	2,475	66,206
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	18,305	471,171
US Bancorp, Series H, 5.15%	17,954	463,752
Wells Fargo & Co., 5.20%	1,636	40,916
Wells Fargo & Co., Series J, 8.00%	1,580	40,290
Wells Fargo & Co., Series L, 7.50%	31	40,765
Wells Fargo & Co., Series O, 5.13%	1,635	40,908
Wells Fargo & Co., Series P, 5.25%	1,609	40,756
Wells Fargo & Co., Series T, 6.00%	1,551	40,652
Wells Fargo & Co., Series V, 6.00%	1,543	40,812
Wells Fargo & Co., Series W, 5.70%	1,577	41,002
Wells Fargo & Co., Series X, 5.50%	1,603	41,213
Wells Fargo & Co., Series Y, 5.63%	1,585	41,511
Total Banks		3,211,806

Capital Markets—18.1%
Apollo Global Management LLC, 6.38%	9,071	238,749
Apollo Investment Corp., 6.63%	8,954	223,850
Ares Management LP, Series A, 7.00%	17,596	477,203
Bank of New York Mellon Corp. (The), 5.20%	18,313	463,502
Charles Schwab Corp. (The), Series C, 6.00%	17,019	461,896
Gabelli Dividend & Income Trust (The), Series G, 5.25%	18,377	463,652
KKR & Co. LP, Series A, 6.75%	8,622	235,553
KKR & Co. LP, Series B, 6.50%	8,713	237,342
Northern Trust Corp., Series C, 5.85%	16,920	440,428
State Street Corp., Series C, 5.25%	9,182	230,927
State Street Corp., Series E, 6.00%	8,677	231,415
Total Capital Markets		3,704,517

Commercial Services & Supplies—2.2%
Pitney Bowes, Inc., 6.70%	17,543	448,048

Diversified Telecommunication—2.3%
Qwest Corp., 7.50%	18,363	466,971

Electric Utilities—8.9%
Duke Energy Corp., 5.13%	17,649	449,697
FPL Group Capital Trust I, 5.88%	3,433	87,438
NextEra Energy Capital Holdings, Inc., 5.00%	3,661	92,257
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	3,693	93,027
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	3,700	92,981
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	3,681	92,577
PPL Capital Funding, Inc., Series B, 5.90%	17,709	455,298
SCE Trust II, 5.10%	9,185	230,727
SCE Trust VI, 5.00%	9,354	237,405
Total Electric Utilities		1,831,407

Equity Real Estate Investment—18.2%
Boston Properties, Inc., 5.25%	18,356	457,432
Equity Commonwealth, 5.75%	18,487	467,166
Kimco Realty Corp., Series I, 6.00%	6,311	159,984
Kimco Realty Corp., Series J, 5.50%	6,300	159,768
Kimco Realty Corp., Series K, 5.63%	6,255	159,002
National Retail Properties, Inc., Series E, 5.70%	9,182	234,508
National Retail Properties, Inc., Series F, 5.20%	9,476	237,658
PS Business Parks, Inc., Series T, 6.00%	9,265	233,107
PS Business Parks, Inc., Series W, 5.20%	9,392	237,524
Public Storage, Series A, 5.88%	1,207	32,299
Public Storage, Series B, 5.40%	1,215	32,198
Public Storage, Series C, 5.13%	1,279	32,806
Public Storage, Series D, 4.95%	1,319	33,226
Public Storage, Series E, 4.90%	1,328	33,067
Public Storage, Series F, 5.15%	1,288	32,625
Public Storage, Series U, 5.63%	1,281	32,281
Public Storage, Series V, 5.38%	4,214	106,614
Public Storage, Series W, 5.20%	1,284	32,588
Public Storage, Series X, 5.20%	1,273	31,965
Public Storage, Series Y, 6.38%	1,170	31,532
Public Storage, Series Z, 6.00%	1,204	31,485
Senior Housing Properties Trust, 5.63%	18,530	470,477

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P High Quality Preferred ETF
Schedule of Investments, continued
September 30, 2017 (unaudited)

Investments	Shares	Value
Equity Real Estate Investment (continued)
Welltower, Inc., Series I, 6.50%	7,233	$458,789
Total Equity Real Estate Investment		3,738,101

Health Care Equipment & Supplies—2.3%
Becton Dickinson and Co., Series A, 6.13%	8,393	463,293

Industrial Conglomerates—2.3%
General Electric Co., 4.88%	9,124	232,753
General Electric Co., 4.88%	9,156	232,288
Total Industrial Conglomerates		465,041

Insurance—27.2%
Aegon NV (Netherlands), 6.38%	5,987	155,003
Aegon NV (Netherlands), 6.50%	5,932	155,715
Aegon NV (Netherlands), 8.00%	5,975	156,963
Aflac, Inc., 5.50%	18,494	467,898
Arch Capital Group Ltd. (Bermuda), Series C, 6.75%	9,113	231,926
Arch Capital Group Ltd. (Bermuda), Series E, 5.25%	9,518	235,095
Assured Guaranty Municipal Holdings, Inc., 6.25%	17,906	457,856
Axis Capital Holdings Ltd. (Bermuda), Series D, 5.50%	9,182	230,652
Axis Capital Holdings Ltd. (Bermuda), Series E, 5.50%	9,415	238,859
Endurance Specialty Holdings Ltd. (Bermuda), Series C, 6.35%	17,451	466,814
PartnerRe Ltd. (Bermuda), Series H, 7.25%	16,221	466,354
Prudential Financial, Inc., 5.70%	8,925	229,819
Prudential Financial, Inc., 5.75%	8,953	229,107
Prudential PLC (United Kingdom), 6.50%	8,834	233,041
Prudential PLC (United Kingdom), 6.75%	8,875	235,809
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38%	18,234	459,315
Selective Insurance Group, Inc., 5.88%	18,435	467,143
Validus Holdings Ltd. (Bermuda), 5.80%	9,229	232,109
Validus Holdings Ltd. (Bermuda), Series A, 5.88%	9,117	232,392
Total Insurance		5,581,870

Machinery—2.2%
Stanley Black & Decker, Inc., 5.75%	17,975	457,284

Media—2.3%
Comcast Corp., 5.00%	18,305	467,876

Mortgage Real Estate Investment—0.2%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,514	40,000

Total Preferred Stocks
(Cost $20,704,604)		20,876,214

MONEY MARKET FUND—2.6%
Goldman Sachs Financial Square Funds - Government Fund, 0.91% (a)
(Cost $537,573)	537,573	537,573

Total Investments—104.5%
(Cost $21,242,177)		21,413,787

Liabilities in Excess of Other Assets—(4.5)%		(928,317)
Net Assets—100.0%		$20,485,470

(a)	Rate shown represents annualized 7-day yield as of September 30, 2017.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Preferred Stocks	$20,876,214	$—	$—	$20,876,214
Money Market Fund	537,573	—	—	537,573
Total Investments	$21,413,787	$—	$—	$21,413,787

For the period ended September 30, 2017, there were no transfers between any levels. As of September 30, 2017 there were no Level 3 investments held in the Fund.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Assets and Liabilities
September 30, 2017 (unaudited)

	Elkhorn Commodity Rotation Strategy ETF (Consolidated)	Elkhorn Fundamental Commodity Strategy ETF (Consolidated)	Elkhorn S&P High Quality Preferred ETF
ASSETS:
Investments, at cost	$1,896,858	$6,680,324	$21,242,177
Investments, at value	$1,897,004	$6,681,254	$21,413,787
Cash	15,106	424,615	4,140
Cash collateral held at brokers	137,805	1,237,084	—
Receivables:
Due from advisor	34,791	31,131	—
Dividends	—	—	24,565
Investment securities sold	—	—	7,422
Variation margin	265,778	701,642	—
Total Assets	2,350,484	9,075,726	21,449,914

LIABILITIES:
Payables:
Investment securities purchased	—	—	956,491
Advisory fees	—	—	7,953
Total Liabilities	—	—	964,444
NET ASSETS	$2,350,484	$9,075,726	$20,485,470

NET ASSETS CONSIST OF:
Paid-in capital	$2,206,296	$8,565,893	$21,241,554
Undistributed net investment loss	(14,879)	(18,555)	(23,745)
Accumulated net realized loss on investments and futures contracts	(106,863)	(258,460)	(903,949)
Net unrealized appreciation on investments and futures contracts	265,930	786,848	171,610
NET ASSETS	$2,350,484	$9,075,726	$20,485,470
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	100,002	350,002	850,002
Net asset value, per share	$23.50	$25.93	$24.10

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Operations
For the Six Months ended September 30, 2017 (unaudited)

	Elkhorn Commodity Rotation Strategy ETF (Consolidated)	Elkhorn Fundamental Commodity Strategy ETF (Consolidated)	Elkhorn S&P High Quality Preferred ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$514,096
Interest income	8,331	29,702	—
Total Income	8,331	29,702	514,096

EXPENSES:
Advisory fees	12,076	35,413	42,379
Net Investment Income (Loss)	(3,745)	(5,711)	471,717

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on
Investments	(93)	—	(63,165)
Futures contracts	(141,407)	(295,135)	—
Net increase from payment by affiliates	36,723	36,723	—
Total net realized loss	(104,777)	(258,412)	(63,165)
Net change in unrealized appreciation (depreciation) on
Investments	1,595	6,922	91,713
Futures contracts	5,147	533,486	—
Net change in unrealized appreciation	6,742	540,408	91,713
Net realized and change in unrealized appreciation (depreciation) on investments and futures contracts	(98,035)	281,996	28,548
Net Increase (Decrease) in Net Assets Resulting From Operations	$(101,780)	$276,285	$500,265

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Consolidated Statements of Changes in Net Assets

Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF
	Six Months Ended September 30, 2017 (Unaudited)	For the Period September 20, 2016[1] to March 31, 2017	Six Months Ended September 30, 2017 (Unaudited)	For the Period September 20, 2016[1] to March 31, 2017
OPERATIONS:
Net investment income (loss)	$(3,745)	$(21,257)	$(5,711)	$(27,877)
Net realized loss on investments, in-kind redemptions and futures contracts	(104,777)	(372,882)	(258,412)	(165,347)
Net change in unrealized appreciation on investments and futures contracts	6,742	259,188	540,408	246,440
Net increase (decrease) in net assets resulting from operations	(101,780)	(134,951)	276,285	53,216

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	11,230,678	1,222,121	15,213,462
Cost of shares redeemed	—	(8,643,463)	(1,255,348)	(6,434,010)
Net increase (decrease) in net assets resulting from shareholder transactions	—	2,587,215	(33,227)	8,779,452
Increase (decrease) in net assets	(101,780)	2,452,264	243,058	8,832,668

NET ASSETS:
Beginning of period	2,452,264	—	8,832,668	—
End of period	$2,350,484	$2,452,264	$9,075,726	$8,832,668
Undistributed net investment income (loss) included in net assets at end of period	$(14,879)	$(11,134)	$(18,555)	$(12,844)

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,002	—	350,002	—
Shares sold	—	450,002	50,000	600,002
Shares redeemed	—	(350,000)	(50,000)	(250,000)
Shares outstanding, end of period	100,002	100,002	350,002	350,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn ETF Trust
Statements of Changes in Net Assets

Elkhorn S&P High Quality Preferred ETF
	Six Months Ended September 30, 2017 (Unaudited)	For the Period May 23, 2016[1] to March 31, 2017
OPERATIONS:
Net investment income (loss)	$471,717	$503,163
Net realized loss on investments, in-kind redemptions and futures contracts	(63,165)	(811,385)
Net change in unrealized appreciation on investments and futures contracts	91,713	79,897
Net increase (decrease) in net assets resulting from operations	500,265	(228,325)

Distributions paid to shareholders from:
Net investment income	(525,001)	(491,047)
Total distributions to shareholders	(525,001)	(491,047)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,480,311	13,945,584
Cost of shares redeemed	—	(1,196,317)
Net increase (decrease) in net assets resulting from shareholder transactions	8,480,311	12,749,267
Increase (decrease) in net assets	8,455,575	12,029,895

NET ASSETS:
Beginning of period	12,029,895	—
End of period	$20,485,470	$12,029,895
Undistributed net investment income (loss) included in net assets at end of period	$(23,745)	$29,539

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	—
Shares sold	350,000	550,002
Shares redeemed	—	(50,000)
Shares outstanding, end of period	850,002	500,002

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Elkhorn Commodity Rotation Strategy ETF
Consolidated Financial Highlights

	Six-Months Ended September 30, 2017 (Unaudited)	For the Period September 20, 2016[1] to March 31, 2017
Per Share Operating Performance:
(for a share of capital stock outstanding throughout each period presented)
Net asset value, beginning of period	$24.52	$25.00

Income from Investment Operations:
Net investment loss[2]	(0.04)	(0.09)
Net realized and unrealized loss on investments	(0.98)[3]	(0.39)[3]
Total loss from investment operations	(1.02)	(0.48)
Net asset value, end of period	$23.50	$24.52
Market value, end of period	$23.63	$24.48
Total Return at Net Asset Value	(4.15)%[3,4]	(1.91)%[3,4]
Total Return at Market Value	(4.36)%[4]	(2.77)%[4]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$2,350	$2,452
Ratio to average net assets of:
Expenses	0.99%[5]	0.99%[5]
Net investment income (loss)	(0.31)%[5]	(0.69)%[5]
Portfolio turnover rate[6]	0%	0%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]

Net realized and unrealized loss on investments includes an increase in per share net asset value of $0.37 and $0.07 related to a voluntary reimbursement by the adviser for commission expenses on futures transactions for the periods ended September 30, 2017 and March 31, 2017, respectively. This reimbursement increased total return at net asset value by 0.41% and 0.28% for the periods ended September 30, 2017 and March 31, 2017, respectively.

[4]	Not Annualized.
[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn Fundamental Commodity Strategy ETF
Consolidated Financial Highlights

	Six-Months Ended September 30, 2017 (Unaudited)	For the Period September 20, 2016[1] to March 31, 2017
Per Share Operating Performance:
(for a share of capital stock outstanding throughout each period presented)
Net asset value, beginning of period	$25.24	$25.00

Income from Investment Operations:
Net investment loss[2]	(0.02)	(0.07)
Net realized and unrealized gain on investments	0.71 [3]	0.31 [3]
Total gain from investment operations	0.69	0.24
Net asset value, end of period	$25.93	$25.24
Market value, end of period	$25.99	$25.22
Total Return at Net Asset Value	2.75%[3,4]	0.94%[3,4]
Total Return at Market Value	2.14%[4]	0.44%[4]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$9,076	$8,833
Ratio to average net assets of:
Expenses	0.75%[5]	0.75%[5]
Net investment income (loss)	(0.12)%[5]	(0.50)%[5]
Portfolio turnover rate[6]	0%	0%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]

Net realized and unrealized loss on investments includes an increase in per share net asset value of $0.10 and $0.04 related to a voluntary reimbursement by the adviser for commission expenses on futures transactions for the periods ended September 30, 2017 and March 31, 2017, respectively. This reimbursement increased total return at net asset value by 1.50% and 0.16% for the periods ended September 30, 2017 and March 31, 2017, respectively.

[4]	Not Annualized.
[5]	Annualized for periods less than one year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Elkhorn S&P High Quality Preferred ETF
Financial Highlights

	Six-Months Ended September 30, 2017 (Unaudited)	For the Period May 23, 2016[1] to March 31, 2017
Per Share Operating Performance:
(for a share of capital stock outstanding throughout each period presented)
Net asset value, beginning of period	$24.06	$25.07

Income from Investment Operations:
Net investment income[2]	0.63	1.21
Net realized and unrealized gain (loss) on investments	0.11	(1.17)
Total gain from investment operations	0.74	0.04

Less distributions from:
Net investment income	(0.70)	(1.05)
Net asset value, end of period	$24.10	$24.06
Market value, end of period	$24.03	$24.10
Total Return at Net Asset Value	3.10%[3]	0.18%[3]
Total Return at Market Value	2.97%[3]	(0.10)%[3]

Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$20,485	$12,030
Ratio to average net assets of:
Expenses	0.47%[4]	0.48%[4,5]
Net investment income	5.23%[4]	5.86%[4]
Portfolio turnover rate[6]	27%	171%

[1]	Commencement of Operations.
[2]	Based on average daily shares outstanding.
[3]	Not Annualized.
[4]	Annualized for periods less than one year.
[5]	The ratio of expenses to average net assets include tax expenses of 0.01%.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
September 30, 2017 (unaudited)

1. ORGANIZATION

The Elkhorn ETF Trust (the “Trust”) was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Elkhorn Commodity Rotation Strategy ETF, Elkhorn Fundamental Commodity Strategy ETF, and Elkhorn S&P High Quality Preferred ETF, (each a “Fund” and collectively, “Funds”) are presented herein. Each Fund is classified as a non-diversified series of the Trust.

Fund	Commencement of operations	Commencement of trading on secondary market
Elkhorn Commodity Rotation Strategy ETF	September 20, 2016	September 21, 2016
Elkhorn Fundamental Commodity Strategy ETF	September 20, 2016	September 21, 2016
Elkhorn S&P High Quality Preferred ETF	May 23, 2016	May 24, 2016

Fund	Investment objectives
Elkhorn Commodity Rotation Strategy ETF	The Fund seeks to provide investors with total return.
Elkhorn Fundamental Commodity Strategy ETF	The Fund seeks to provide investors with total return.
Elkhorn S&P High Quality Preferred ETF	The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P U.S. High Quality Preferred Stock Index.

2. CONSOLIDATION OF SUBSIDIARIES

Elkhorn Cayman Fund 2 and Elkhorn Cayman Fund 1 (each, a “Subsidiary”: collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, respectively. The principal purpose of the investments of the Funds noted above in the Subsidiaries is to allow the Funds to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at September 30, 2017:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
Elkhorn Commodity Rotation Strategy ETF	Elkhorn Cayman Fund 2	$440,307	18.7%
Elkhorn Fundamental Commodity Strategy ETF	Elkhorn Cayman Fund 1	1,975,450	21.8

The Consolidated Schedules of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the Funds listed above include the accounts of wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the reporting period. Actual amounts could differ from these estimates. The Funds follow the accounting and reporting guidance in the Accounting Standards Codifications 946, “Financial Services—Investment Companies” issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Notes to Financial Statements
September 30, 2017 (unaudited), continued

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: The Elkhorn Commodity Rotation Strategy ETF and Elkhorn Fundamental Commodity Strategy ETF, through their Subsidiaries, invest in a combination of exchange-listed commodity futures contracts in the normal course of pursuing their investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Funds and variation margin receivable or payable. Payments received or paid by the Funds adjust the variation margin accounts. When a contract is closed, the Funds record a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at September 30, 2017, if any, are listed in the Consolidated Schedules of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable within the Consolidated Statements of Assets and Liabilities.

4. SECURITIES VALUATION

Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market (“Nasdaq”) are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, Elkhorn Investments, LLC, (the “Adviser”) determines the price of the security held by each Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (the “Board”). In addition, each Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below..

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security

Notes to Financial Statements
September 30, 2017 (unaudited), continued

with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities.

Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

FAIR VALUATION MEASUREMENT:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments at September 30, 2017, is disclosed at the end of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

5. ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees: The Funds pay to the Adviser, a related party, a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of each Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
Elkhorn Commodity Rotation Strategy ETF	0.99%
Elkhorn Fundamental Commodity Strategy ETF	0.75%
Elkhorn S&P High Quality Preferred ETF	0.47%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of each Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Administrator, Custodian, Accounting Agent and Transfer Agent Services: The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Fund.

Distribution and Service Fees: Effective August 7, 2017, Foreside Fund Services, LLC (the “Distributor”), serves as the Funds’ distributor. Prior to August 7, 2017, ALPS Distributors, Inc. served as the Funds’ distributor. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay

Notes to Financial Statements
September 30, 2017 (unaudited), continued

an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Funds under the plan, and the Funds will not pay 12b-1 fees any time before September 30, 2018.

In order to better position the Adviser and its products for future growth, the Adviser’s parent, Elkhorn Capital Group, LLC, entered into strategic discussions with Veracen, LP (“Veracen”). As part of a proposed transaction, Veracen would acquire Elkhorn Capital Group, LLC and would become the new parent of the Adviser. However, there are no assurances or guarantees that this proposed transaction will materialize.

6. CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Funds consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Funds, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

7. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding short- term investments) for the period ended September 30, 2017 were the following:

Fund	Purchases	Sales
Elkhorn S&P High Quality Preferred ETF	$5,169,921	$4,798,361

For the period ended September 30, 2017, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were the following:

Fund	In-kind Subscriptions	In-kind Redemptions
Elkhorn S&P High Quality Preferred ETF	$8,490,635	$—

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective.

The following is the location and each Fund’s fair values of derivative investments disclosed, if any, in the Consolidated Statements of Assets and Liabilities, categorized by primary market risk exposure as of September 30, 2017.

Fund	Asset Derivatives:	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Unrealized appreciation on futures contracts (1)	$763,033
Elkhorn Fundamental Commodity Strategy ETF	Unrealized appreciation on futures contracts (1)	1,829,821

Fund	Liability Derivatives:	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Unrealized depreciation on futures contracts (1)	$497,249
Elkhorn Fundamental Commodity Strategy ETF	Unrealized depreciation on futures contracts (1)	1,043,903

(1)

Included within cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedules of Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

Notes to Financial Statements
September 30, 2017 (unaudited), continued

The following is the location and the effect of derivative investments, if any, on the Consolidated Statements of Operations, categorized by primary market risk exposure during the period ended September 30, 2017.

Fund	Realized Gain (Loss)	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Futures contracts	$(104,684)
Elkhorn Fundamental Commodity Strategy ETF	Futures contracts	(258,412)

The following is the location and the effect of derivative investments, if any, on the Consolidated Statements of Operations, categorized by primary market risk exposure during the period ended September 30, 2017.

Fund	Change in Unrealized Gain (Loss):	Commodity Risk
Elkhorn Commodity Rotation Strategy ETF	Futures contracts	$5,147
Elkhorn Fundamental Commodity Strategy ETF	Futures contracts	533,486

The following is a summary of the fiscal quarter end average volume on derivative activity for the period ended September 30, 2017.

	Elkhorn Commodity Rotation Strategy ETF	Elkhorn Fundamental Commodity Strategy ETF
Futures contracts:
Average notional value of contracts*	$16,323,867	$22,012,450

*	For the purpose of this calculation, notional amounts outstanding are at absolute value.

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2016 and 2017), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements
September 30, 2017 (unaudited), continued

At September 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elkhorn Commodity Rotation Strategy ETF	$1,896,858	$195	$(49)	$146
Elkhorn Fundamental Commodity Strategy ETF	6,680,324	989	(59)	930
Elkhorn S&P High Quality Preferred ETF	21,242,177	282,466	(110,856)	171,610

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal period ended March 31, 2017, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Post-October Losses on Capital	Late Year Ordinary Losses
Elkhorn Commodity Rotation Strategy ETF	$(2,086)	$(11,134)
Elkhorn Fundamental Commodity Strategy ETF	(48)	(12,844)
Elkhorn S&P High Quality Preferred ETF	(732,404)	—

At March 31, 2017, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term No Expiration	Long-Term No Expiration
Elkhorn S&P High Quality Preferred ETF	$21,469	$—

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on industry experience, the Funds expect this risk of loss due to these warranties and indemnities to be remote.

11. PRINCIPAL RISKS

In the normal course of business, each Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

Index Risk. The Elkhorn S&P 500 High Quality Preferred ETF is not actively managed. The Funds invest in securities included in or representative of its Index regardless of their investment merit. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is under performing.

Non-Diversified Risk. Because the Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Funds’ prospectus contains additional information regarding risks associated with investments in the Funds.

12. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information (unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Distributor, or by calling 630-355-4676 or visiting www.elkhorn.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q. Form N-Q for the Trust is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-Q are available without charge, upon request, by calling 1-844-355-3837 or by writing to Elkhorn ETF Trust, 207 Reber Street, Suite 201, Wheaton, Illinois 60187.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures, as well as a record of how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 312-219-6285. This information is also available on the SEC’s website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

To reduce expenses, we may only mail one copy of the Fund’s shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 630-384-8700. If you are not a direct shareholder, please contact your financial institution to opt out of house holding. We will begin sending you individual copies thirty days after receiving your request.

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INVESTMENT ADVISOR

Elkhorn Investments, LLC

207 Reber Street, Suite 201

Wheaton, IL 60187

DISTRIBUTOR

Foreside Fund Services, LLC.

Three Canal Plaza, Suite 100

Portland, ME, 04101

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP

171 North Clark Street, Suite 200

Chicago, Illinois 60601

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Elkhorn ETF Trust

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer
(principal executive officer)

Date	12/11/2017

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer
(principal financial officer)

Date	12/11/2017

*	Print the name and title of each signing officer under his or her signature.